STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 86	$ 200,107	$ (93)	$ 46,570	$ 246,670
Balance, shares at Dec. 31, 2015	33,289,839
Exercise of options and vested RSUs granted to employees	$ 2	2,501			2,503
Exercise of options and vested RSUs granted to employees, shares	960,751
Other comprehensive income (loss), net of tax			(82)		(82)
Share-based compensation		17,535			17,535
Tax benefit related to share-based compensation		1,466			1,466
Net income				28,124	28,124
Balance at Dec. 31, 2016	$ 88	221,609	(175)	74,694	296,216
Balance, shares at Dec. 31, 2016	34,250,590
Cumulative effect adjustment resulting from adoption of new accounting pronouncements		376		13,184	13,560
Exercise of options and vested RSUs granted to employees	$ 3	2,621			2,624
Exercise of options and vested RSUs granted to employees, shares	1,024,298
Other comprehensive income (loss), net of tax			282		282
Share-based compensation		25,268			25,268
Net income				16,015	16,015
Balance at Dec. 31, 2017	$ 91	249,874	107	103,893	353,965
Balance, shares at Dec. 31, 2017	35,274,888
Cumulative effect adjustment resulting from adoption of new accounting pronouncements				12,749	12,749
Exercise of options and vested RSUs granted to employees	$ 4	18,035			18,039
Exercise of options and vested RSUs granted to employees, shares	1,563,635
Other comprehensive income (loss), net of tax			(1,046)		(1,046)
Share-based compensation		35,991			35,991
Net income				47,072	47,072
Balance at Dec. 31, 2018	$ 95	$ 303,900	$ (939)	$ 163,714	$ 466,770
Balance, shares at Dec. 31, 2018	36,838,523